Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015 USD ($)	Jun. 30, 2015	Dec. 31, 2015 USD ($) SecurityLoan Loans	Dec. 31, 2014 USD ($) SecurityLoan	Dec. 31, 2013 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments	3 years	3 years
Allowance for loan losses		$ 14,361		$ 14,361	$ 14,268
Allowance for loan losses look back period	3 years		2 years
Number of loans charged off | Loans				11
Provision for loan losses				$ 1,200	1,500	$ 1,100
Number of days past due for loans to be considered as nonperforming				90 days
Reasonable period for nonperforming TDRs to be returned to performing status				6 months
Number of days reaching where loans are considered for nonaccrual status				90 days		90 days
Conditions where loans are considered for nonaccrual status				A loan may be returned to accruing status only if one of three conditions are met the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Gross interest income recorded on nonaccrual loans				$ 1,761	1,477	$ 1,783
Interest income on nonaccrual loans actually included in net income		766		$ 766	$ 719	1,155
Defaulted loans | SecurityLoan				1	0
Impaired loans				Greater than $350
Loans acquired with credit deterioration		831		$ 831
Allowance for loan losses recorded for acquired loans				123
Foreclosed assets		116		$ 116	$ 560
Scenario, Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments	2 years
Purchased Automobile Loans Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments				2 years
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decreases allowance for loans				$ (625)
Provision for loan losses				(333)	(932)	369
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets		116		116
Residential mortgages in process of foreclosure		340		340
TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		$ 286		286	$ 895	$ 750
Company Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses				$ 1,436